Cover Page	9 Months Ended
Jul. 31, 2023
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31